Selected Statements of Operations Data (Details) - Schedule of revenues by geographic region - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selected Statements of Operations Data (Details) - Schedule of revenues by geographic region [Line Items]
Revenues		$ 46,051	$ 40,282	$ 37,562
North America [Member]
Selected Statements of Operations Data (Details) - Schedule of revenues by geographic region [Line Items]
Revenues		22,943	21,777	20,323
Asia [Member]
Selected Statements of Operations Data (Details) - Schedule of revenues by geographic region [Line Items]
Revenues	[1]	12,513	14,686	15,190
Latin America [Member]
Selected Statements of Operations Data (Details) - Schedule of revenues by geographic region [Line Items]
Revenues		2,959	1,071	223
EMEA (including Israel) [Member]
Selected Statements of Operations Data (Details) - Schedule of revenues by geographic region [Line Items]
Revenues		$ 7,636	$ 2,748	$ 1,826

[1]	Includes Japan and the Philippines which accounted for more than 10% of the Company’s revenues in all years presented.